FINANCIAL RISK MANAGEMENT (Details 7) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets	S/ 13,461,009	S/ 15,711,784
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	0	0
Net of financial assets presented in the consolidated statements of financial position	13,461,009	15,711,784
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(4,493,107)	(6,157,756)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	(6,740,310)	(7,672,684)
Net amount	2,227,592	1,881,344
Receivables from derivatives [Member]
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets	701,826	942,602
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	0	0
Net of financial assets presented in the consolidated statements of financial position	701,826	942,602
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(86,292)	(416,084)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	(80,140)	(30,573)
Net amount	535,394	495,945
Available-for-sale and held-to-maturity investments pledged as collateral [Member]
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets	5,278,763	3,849,558
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	0	0
Net of financial assets presented in the consolidated statements of financial position	5,278,763	3,849,558
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(4,387,330)	(3,719,047)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	0	0
Net amount	891,433	130,511
Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets	7,480,420	10,919,624
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	0	0
Net of financial assets presented in the consolidated statements of financial position	7,480,420	10,919,624
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(19,485)	(2,022,625)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	(6,660,170)	(7,642,111)
Net amount	S/ 800,765	S/ 1,254,888